Fair Value (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of March 31, 2025 and 2024:

	March 31, 2025
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$531,189	$531,189	$-	$-	$531,189
Foreign currency forward contracts	(50,669)	-	(50,669)	-	(50,669)
US Treasury notes	968,398	968,398	-	-	968,398
Total assets at fair value	$1,448,918	$1,499,587	$(50,669)	$-	$1,448,918

	March 31, 2024
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$946,619	$946,619	$-	$-	$946,619
Money market fund	175,373	175,373	-	-	175,373
US Treasury notes	991,862	991,862	-	-	991,862
Foreign currency forward contracts	468,919	-	468,919	-	468,919
Total assets at fair value	$2,582,773	$2,113,854	$468,919	$-	$2,582,773